Derivatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commodity Derivatives

The following table summarizes derivative positions for the periods indicated as of June 30, 2012:

	July 1 – December 31, 2012	2013	2014	2015	2016	2017
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	43,910	87,290	97,401	118,041	121,841	120,122
Average price ($/MMBtu)	$5.16	$5.22	$5.25	$5.19	$4.20	$4.26
Puts:(1)
Hedged volume (MMMBtu)	38,894	86,198	79,628	71,854	76,269	66,886
Average price ($/MMBtu)	$5.41	$5.37	$5.00	$5.00	$5.00	$4.88
Total:
Hedged volume (MMMBtu)	82,804	173,488	177,029	189,895	198,110	187,008
Average price ($/MMBtu)	$5.28	$5.29	$5.14	$5.12	$4.51	$4.48

Oil positions:
Fixed price swaps:(2)
Hedged volume (MBbls)	4,730	11,871	11,903	11,599	11,464	4,755
Average price ($/Bbl)	$96.72	$94.97	$92.92	$96.23	$90.56	$89.02
Puts:
Hedged volume (MBbls)	1,251	3,105	3,960	3,426	3,271	384
Average price ($/Bbl)	$99.32	$97.86	$91.30	$90.00	$90.00	$90.00
Total:
Hedged volume (MBbls)	5,981	14,976	15,863	15,025	14,735	5,139
Average price ($/Bbl)	$97.26	$95.57	$92.52	$94.81	$90.44	$89.10

Natural gas basis differential positions:(3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	37,535	77,800	79,388	87,162	19,764	—
Hedged differential ($/MMBtu)	$(0.55)	$(0.56)	$(0.33)	$(0.33)	$(0.31)	$—
NWPL—Rockies basis swaps:
Hedge volume (MMMBtu)	14,122	34,785	36,026	38,362	39,199	—
Hedge differential ($/MMBtu)	$(0.20)	$(0.20)	$(0.20)	$(0.20)	$(0.20)	$—
MichCon basis swaps:
Hedged volume (MMMBtu)	4,894	9,600	9,490	9,344	—	—
Hedged differential ($/MMBtu)	$0.12	$0.10	$0.08	$0.06	$—	$—
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	3,146	5,731	5,256	4,891	4,575	—
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$—
Permian basis swaps:
Hedged volume (MMMBtu)	2,282	4,636	4,891	5,074	—	—
Hedged differential ($/MMBtu)	$(0.19)	$(0.20)	$(0.21)	$(0.21)	$—	$—

Oil timing differential positions:
Trade month roll swaps:(4)
Hedged volume (MBbls)	3,284	6,944	7,254	7,251	7,446	6,486
Hedged differential ($/Bbl)	$0.21	$0.22	$0.22	$0.24	$0.25	$0.25

(1)	Includes certain outstanding natural gas puts of approximately 5,329 MMMBtu for the period July 1, 2012, through December 31, 2012, 10,570 MMMBtu for each of the years ending December 31, 2013, December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.
(2)	Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.
(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas production.
(4)	The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

The following table summarizes open positions as of December 31, 2011, and represents, as of such date, derivatives in place through December 31, 2016, on annual production volumes:

	2012	2013	2014	2015	2016
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	56,730	64,367	73,456	82,490	2,745
Average price ($/MMBtu)	$5.85	$5.69	$5.69	$5.75	$5.00
Puts:
Hedged volume (MMMBtu)	38,357	37,340	30,660	32,850	—
Average price ($/MMBtu)	$5.83	$5.85	$5.00	$5.00	$—
Total:
Hedged volume (MMMBtu)	95,087	101,707	104,116	115,340	2,745
Average price ($/MMBtu)	$5.84	$5.75	$5.49	$5.54	$5.00

Oil positions:
Fixed price swaps:(1)
Hedged volume (MBbls)	8,171	9,033	9,034	9,581	—
Average price ($/Bbl)	$97.37	$98.05	$95.39	$98.25	$—
Puts:
Hedged volume (MBbls)	2,196	2,300	—	—	—
Average price ($/Bbl)	$100.00	$100.00	$—	$—	$—
Total:
Hedged volume (MBbls)	10,367	11,333	9,034	9,581	—
Average price ($/Bbl)	$97.93	$98.44	$95.39	$98.25	$—

Natural gas basis differential positions:
PEPL basis swaps:(2)
Hedged volume (MMMBtu)	37,735	38,854	42,194	42,194	—
Hedged differential ($/MMBtu)	$(0.89)	$(0.89)	$(0.39)	$(0.39)	$—

Oil timing differential positions:
Trade month roll swaps:(3)
Hedged volume (MBbls)	5,982	6,315	6,315	840	—
Hedged differential ($/Bbl)	$0.21	$0.21	$0.21	$0.17	$—

(1)	As presented in the table above, the Company has certain outstanding fixed price oil swaps on 14,750 Bbls of daily production which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2016, December 31, 2017, and December 31, 2018, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.
(2)	Settle on the Panhandle Eastern Pipeline (“PEPL”) spot price of natural gas to hedge basis differential associated with natural gas production in the Mid-Continent Deep and Mid-Continent Shallow regions.
(3)	The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent Deep, Mid-Continent Shallow and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

Balance Sheet Presentation

The following summarizes the fair value of derivatives outstanding on a gross basis:

	June 30, 2012	December 31, 2011
	(in thousands)
Assets:
Commodity derivatives	$1,730,071	$880,175

Liabilities:
Commodity derivatives	$319,935	$320,835

The following summarizes the fair value of derivatives outstanding on a gross basis:

	December 31,
	2011	2010
	(in thousands)
Assets:
Commodity derivatives	$880,175	$637,836

Liabilities:
Commodity derivatives	$320,835	$398,902

Gains and Losses on Derivatives

The following presents the Company’s reported gains and losses on derivative instruments:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	(in thousands)
Realized gains:
Commodity derivatives	$117,740	$42,081	$172,995	$97,890
Recovery of bankruptcy claim (see Note 10)	18,277	—	18,277	—

	136,017	42,081	191,272	97,890
Unrealized gains (losses):
Commodity derivatives	303,630	163,434	250,406	(261,851)
Total gains (losses):

Total	$439,647	$205,515	$441,678	$(163,961)

The following presents the Company’s reported gains and losses on derivative instruments:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Realized gains (losses):
Commodity derivatives	$230,237	$307,587	$400,968
Interest rate swaps	—	(8,021)	(42,881)
Canceled derivatives	26,752	(123,865)	48,977

	$256,989	$175,701	$407,064

Unrealized gains (losses):
Commodity derivatives	$192,951	$(232,376)	$(591,379)
Interest rate swaps	—	63,978	16,588

	$192,951	$(168,398)	$(574,791)

Total gains (losses):
Commodity derivatives	$449,940	$75,211	$(141,374)
Interest rate swaps	—	(67,908)	(26,353)

	$449,940	$7,303	$(167,727)